Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,512,704	$ 2,147,486
Ending balance	2,883,524	2,512,704	$ 2,147,486
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,576,449	3,115,922	3,668,182
Additions	622,478	435,315	44,065
Disposals	(51,974)	(43,206)	(35,935)
Assets held for sale			(554,790)
Reclassifications	(76,200)	5,543	(5,600)
Reclassifications from assets held for sale		62,875
Ending balance	4,070,753	3,576,449	3,115,922
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,063,745)	(968,436)	(1,135,780)
Depreciation for the year	(171,910)	(136,343)	(139,002)
Disposals	48,426	41,034	33,099
Assets held for sale			273,251
Impairment			(4)
Ending balance	(1,187,229)	(1,063,745)	(968,436)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Assets held for sale			0
Reclassifications	0	0	0
Reclassifications from assets held for sale		0
Ending balance	6,301	6,301	6,301
Land [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale			0
Ending balance	0	0	0
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,983,550	1,689,287
Ending balance	2,104,450	1,983,550	1,689,287
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,925,576	2,538,774	3,038,594
Transfer of pre-delivery payments	50,977	284,170	49,860
Additions	228,908	75,080	39,492
Disposals	(46,121)	(36,351)	(34,626)
Assets held for sale			(554,790)
Reclassifications	8,179	1,028	244
Reclassifications from assets held for sale		62,875
Ending balance	3,167,519	2,925,576	2,538,774
Flight equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(942,026)	(849,487)	(1,028,085)
Depreciation for the year	(163,674)	(127,432)	(126,988)
Disposals	42,631	34,893	32,335
Assets held for sale			273,251
Impairment			0
Ending balance	(1,063,069)	(942,026)	(849,487)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	476,254	407,814
Ending balance	732,253	476,254	407,814
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	476,254	407,814	463,274
Transfer of pre-delivery payments	(50,977)	(284,170)	(49,860)
Additions	383,176	347,010	0
Disposals	0	0	0
Assets held for sale			0
Reclassifications	(76,200)	5,600	(5,600)
Reclassifications from assets held for sale		0
Ending balance	732,253	476,254	407,814
Purchase deposits for flight equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale			0
Ending balance	0	0	0
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,785	9,911
Ending balance	8,267	7,785	9,911
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,562	56,613	56,337
Transfer of pre-delivery payments	0	0	0
Additions	2,903	525	582
Disposals	(1,395)	(3,576)	(306)
Assets held for sale			0
Reclassifications	0	0	0
Reclassifications from assets held for sale		0
Ending balance	55,070	53,562	56,613
Ramp and miscellaneous [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(45,777)	(46,702)	(43,871)
Depreciation for the year	(2,392)	(2,576)	(3,121)
Disposals	1,366	3,501	290
Assets held for sale			0
Impairment			0
Ending balance	(46,803)	(45,777)	(46,702)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,942	2,335
Ending balance	3,906	1,942	2,335
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,905	32,796	32,798
Transfer of pre-delivery payments	0	0	0
Additions	3,318	1,114	221
Disposals	(4,265)	(140)	(223)
Assets held for sale			0
Reclassifications	0	135	0
Reclassifications from assets held for sale		0
Ending balance	32,958	33,905	32,796
Furniture, fixture, equipment a and other [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,963)	(30,461)	(27,506)
Depreciation for the year	(1,354)	(1,639)	(3,134)
Disposals	4,265	137	179
Assets held for sale			0
Impairment			0
Ending balance	(29,052)	(31,963)	(30,461)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,292	25,677
Ending balance	25,966	21,292	25,677
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,267	67,459	65,291
Transfer of pre-delivery payments	0	0	0
Additions	3,291	290	566
Disposals	(164)	(3,139)	(780)
Assets held for sale			0
Reclassifications	5,873	657	2,382
Reclassifications from assets held for sale		0
Ending balance	74,267	65,267	67,459
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43,975)	(41,782)	(36,318)
Depreciation for the year	(4,490)	(4,696)	(5,759)
Disposals	164	2,503	295
Assets held for sale			0
Impairment			0
Ending balance	(48,301)	(43,975)	(41,782)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,580	6,161
Ending balance	2,381	15,580	6,161
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,584	6,165	5,587
Transfer of pre-delivery payments	0	0	0
Additions	882	11,296	3,204
Disposals	(29)	0	0
Assets held for sale			0
Reclassifications	(14,052)	(1,877)	(2,626)
Reclassifications from assets held for sale		0
Ending balance	2,385	15,584	6,165
Construction in progress [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4)	(4)	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale			0
Impairment			(4)
Ending balance	$ (4)	$ (4)	$ (4)